Segment Information	12 Months Ended
Jul. 31, 2025
Segment Reporting [Abstract]
Segment Information

14. Segment Information
We have defined our two reportable segments, described below, based on factors such as how we manage our operations and how our CODM views results. We define the CODM as our Chief Executive Officer and our Chief Financial Officer. Our CODM uses regularly provided segment revenue and segment operating income to assess operating performance and allocate company resources.
On August 1, 2024, we renamed our Small Business & Self-Employed segment as the Global Business Solutions segment. This new name better aligns with the global reach of the Mailchimp and QuickBooks platform, our focus on serving both small and mid-market businesses, and our vision to become the all-in-one platform that customers use to grow and run their business.
On August 1, 2024, we reorganized certain technology and customer success functions in our Global Business Solutions and Consumer segments that support and benefit our overall platform and are managed at the corporate level rather than at the segment level. As a result of these reorganizations, costs associated with these functions are no longer included in segment operating income and are now included in other corporate expenses. For the twelve months ended July 31, 2024 and 2023, we reclassified expenses totaling $1.4 billion and $1.3 billion from Global Business Solutions, $606 million and $509 million from Consumer to other corporate expenses, respectively, to conform to the current presentation.
Effective August 1, 2025, we combined our Consumer, Credit Karma, and ProTax businesses into a single Consumer segment in order to better serve the diverse financial needs of our customers as one consumer platform. Our CODM allocates resources and assesses segment performance using regularly provided segment revenue and segment operating income information under this updated segment structure. To align results under this segment change, certain selling and marketing, product development, and general and administrative expenses for Credit Karma that were managed at the segment level are now managed at the platform level and are included in other corporate expenses rather than in segment expenses. Also on August 1, 2025, we reorganized certain marketing, communications, and customer success functions in our Global Business Solutions segment that support and benefit our overall platform and are managed at that level rather than at the segment level. Additionally, certain data science and analytics teams that were managed at the platform level are now managed at the segment level. We have recast certain previously reported amounts to conform to these segment changes. For the twelve months ended July 31, 2025, 2024, and 2023, we reclassified expenses totaling $9 million, $16 million, and $4 million from Global Business Solutions and $606 million, $585 million, and $581 million from Consumer to other corporate expenses, respectively, to conform to the current presentation.

Global Business Solutions: This segment serves small and mid-market businesses around the world, and the accounting professionals who assist and advise them. QuickBooks and Intuit Enterprise Suite are offerings powered by our all-in-one business platform which includes financial management services, human capital management solutions such as payroll and time tracking, money solutions, such as merchant payment processing, bill pay, checking accounts through an FDIC-member bank partner, and financing for small and mid-market businesses. Intuit Enterprise Suite provides mid-market businesses with a configurable, AI-powered solution that includes multi-entity and multi-dimensional financial management capabilities designed to seamlessly scale and enhance productivity and profitability for more complex businesses to streamline operations. Mailchimp offerings include marketing automation and customer relationship tools.
Consumer: This segment primarily serves consumers and professional accountants.
Our TurboTax offerings primarily help consumers complete their taxes with confidence and maximize their financial outcomes—whether they do it themselves or with the help of an AI-enabled human expert. TurboTax delivers do-it-yourself and assisted income tax preparation products and services sold in the United States (U.S.) and Canada. We offer a variety of money products directly to consumers, including early refund access to any bank, as well as Credit Karma Money branded savings and checking accounts through an FDIC-member bank partner.
Credit Karma is a personal finance solution that helps members find the right financial products and make smarter money decisions throughout the year to reach their financial goals. This includes personalized recommendations for credit card, home, auto, and personal loan, and insurance products; and access to their credit scores and reports, credit and identity monitoring, credit report dispute, credit building tools, credit card rewards optimization, and connected account capabilities to help members understand net worth and make financial progress.
Finally, our ProTax offerings help professional accountants in the U.S. and Canada, who are essential to both business success and tax preparation and filing. Our professional tax offerings include Lacerte, ProSeries, and ProConnect Tax Online in the U.S., and ProFile and ProTax Online in Canada.

All of our segments operate primarily in the U.S. and sell primarily to customers in the U.S. Total international net revenue was approximately 8% of consolidated total net revenue in each of the twelve months ended July 31, 2025, 2024, and 2023.
We include expenses such as corporate selling and marketing, general and administrative, and non-employment related legal and litigation settlement costs, which are not allocated to specific segments, in unallocated corporate items as part of other corporate expenses. As part of our platform strategy, we also include customer success and product development for our segments in unallocated corporate items as we do not allocate these expenses to the segments because they are managed at the platform level. Customer success includes the costs of tax and bookkeeping experts that support our TurboTax Live and QuickBooks Live offerings. Unallocated corporate items also include share-based compensation, amortization of acquired technology, amortization of other acquired intangible assets, goodwill and intangible asset impairment charges, professional fees and transaction costs related to business combinations, and restructuring charges.
The accounting policies of our reportable segments are the same as those described in the summary of significant accounting policies in Note 1. Except for goodwill and acquired intangible assets, we do not generally track assets by reportable segment and, consequently, we do not disclose total assets by reportable segment. See Note 6, “Goodwill and Acquired Intangible Assets,” for goodwill by reportable segment.
The following table shows our financial results by reportable segment for the periods indicated.

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Net revenue:
Global Business Solutions	$11,077	$9,533	$8,038
Consumer	7,754	6,752	6,330
Total net revenue	$18,831	$16,285	$14,368

Segment cost of revenue and operating expenses (1):
Global Business Solutions	$2,601	$2,360	$2,134
Consumer	1,994	1,740	1,482
Total segment cost of revenues and operating expenses	$4,595	$4,100	$3,616

Operating income:
Global Business Solutions	$8,476	$7,173	$5,904
Consumer	5,760	5,012	4,848
Total segment operating income	14,236	12,185	10,752
Unallocated corporate items:
Share-based compensation expense	(1,968)	(1,915)	(1,712)
Other corporate expenses	(6,693)	(5,788)	(5,253)
Amortization of acquired technology	(156)	(146)	(163)
Amortization of other acquired intangible assets	(481)	(483)	(483)
Restructuring charges (2)	(15)	(223)	—
Total unallocated corporate items	(9,313)	(8,555)	(7,611)
Total operating income	$4,923	$3,630	$3,141
(1)    Cost of revenues and operating expenses primarily include direct expenses related to selling and marketing, direct costs associated with our product and services offerings, certain data science and analytics related costs, and certain design and product management related costs. They exclude expenses that are recorded within unallocated corporate items, such as certain technology and customer success costs that support and benefit the overall platform and are managed at the corporate level.
(2)    Restructuring charges for the twelve months ended July 31, 2024 include $25 million in share-based compensation expense associated with our restructuring plan. See Note 15, “Restructuring,” for more information.

Revenue classified by significant service and product offerings was as follows:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Net revenue:
QuickBooks Online Accounting	$4,120	$3,379	$2,849
Online Services	4,182	3,513	2,910
Total Online Ecosystem	8,302	6,892	5,759
QuickBooks Desktop Accounting	1,672	1,575	1,211
Desktop Services and Supplies	1,103	1,066	1,068
Total Desktop Ecosystem	2,775	2,641	2,279
Global Business Solutions	11,077	9,533	8,038
TurboTax	4,933	4,508	4,178
Credit Karma	2,200	1,645	1,591
ProTax	621	599	561
Consumer	7,754	6,752	6,330
Total net revenue	$18,831	$16,285	$14,368